U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.Name and address of issuer:
                STRATEGY SHARES
                36 North New York Avenue,
                Huntington, NY 11743


2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []


Strategy Shares US Market Rotation Strategy ETF (HUSE)
Strategy Shares EcoLogical Strategy ETF (HECO)
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF (HNDL)
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)


3.      Investment Company Act File Number:          811-22497

        Securities Act File Number:                 333-170750




4(a)    Last day of fiscal year for which this notice is filed:
                April 30, 2020


4(b)    [ ] Check box if this notice is being filed late
        (i.e., more than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)


        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time issuer will be filing this form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal
      year pursuant to section 24(f):                               $124,736,060

(ii) Aggregate price of securities redeemed or repurchased
       during the fiscal year:                                      $277,641,080

(iii) Aggregate price of securities redeemed or repurchased
       during any prior fiscal year ending no earlier than
       October 11, 1995 that were not previously used to reduce
       registration fees payable to the Commission.                           $0

(iv) Total available redemption credits [Add items 5(ii)
       and 5(iii)]:                                         -       $277,641,080

(v) Net Sales - If item 5(i) is greater than item 5(iv)
      [subtract Item 5(iv) from Item 5(i) ]                                   $0

(vi) Redemption credits available for use in future years - if      $152,905,020
       Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
       Item 5(i)]:

(vii) Multiplier for determining registration fee  (See
      Instruction C.9):                                                0.0001298


(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):    =       $0.00
        (enter "0" if no fee is due):


6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
___0______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___0______.



7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):
                                        $0.00



8. Total of the amount of the registration fee due
   plus any interest due [line 5(viii) plus line 7]:
                                        $0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: _________________



Method of Delivery:
                [   ]  Wire Transfer
                [   ]  Mail or other means


SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*


                /s/ James Szilagyi

                James Szilagyi, Treasurer

Date: July 13, 2020

* Please print the name and title of the signing officer below the signature.